LVIP Delaware U.S. REIT Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.44%
REIT Apartments–14.37%
American Homes 4 Rent Class A	128,845	$4,738,919
AvalonBay Communities, Inc.	49,180	9,125,841
Camden Property Trust	56,437	5,553,401
Equity Residential	119,813	7,561,398
Essex Property Trust, Inc.	27,944	6,840,971
Invitation Homes, Inc.	302,511	10,772,417
Mid-America Apartment Communities, Inc.	38,947	5,124,646
UDR, Inc.	59,051	2,209,098
		51,926,691
REIT Diversified–18.95%
Broadstone Net Lease, Inc.	60,537	948,615
Digital Realty Trust, Inc.	73,705	10,616,468
EPR Properties	46,941	1,992,646
Equinix, Inc.	31,080	25,651,256
Gaming & Leisure Properties, Inc.	185,530	8,547,367
Lamar Advertising Co. Class A	24,074	2,874,676
Outfront Media, Inc.	103,238	1,733,366
VICI Properties, Inc.	517,444	15,414,657
WP Carey, Inc.	13,000	733,720
		68,512,771
REIT Health Care–7.04%
CareTrust REIT, Inc.	95,149	2,318,781
Community Healthcare Trust, Inc.	5,702	151,388
Healthpeak Properties, Inc.	67,986	1,274,738
Medical Properties Trust, Inc.	38,816	182,435
Ventas, Inc.	80,780	3,517,161
Welltower, Inc.	192,812	18,016,353
		25,460,856
REIT Hotels–7.07%
Apple Hospitality REIT, Inc.	247,028	4,046,319
Chatham Lodging Trust	310,246	3,136,587
Host Hotels & Resorts, Inc.	385,517	7,972,491
Park Hotels & Resorts, Inc.	130,159	2,276,481
RLJ Lodging Trust	62,094	733,951
Ryman Hospitality Properties, Inc.	58,341	6,744,803
Sunstone Hotel Investors, Inc.	57,115	636,261
		25,546,893
REIT Manufactured Homes–2.15%
Equity LifeStyle Properties, Inc.	54,292	3,496,405
Sun Communities, Inc.	33,150	4,262,427
		7,758,832
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
REIT Office Property–4.82%
Alexandria Real Estate Equities, Inc.	67,819	$8,742,547
Boston Properties, Inc.	29,490	1,925,992
Cousins Properties, Inc.	158,501	3,810,364
Orion Office REIT, Inc.	63,164	221,706
Piedmont Office Realty Trust, Inc. Class A	344,199	2,419,719
Vornado Realty Trust	10,883	313,104
		17,433,432
REIT Regional Malls–5.16%
Simon Property Group, Inc.	99,925	15,637,263
Tanger, Inc.	102,438	3,024,994
		18,662,257
REIT Shopping Centers–7.56%
Brixmor Property Group, Inc.	355,869	8,345,128
Kimco Realty Corp.	320,202	6,279,161
Kite Realty Group Trust	93,967	2,037,205
Phillips Edison & Co., Inc.	23,026	825,943
Regency Centers Corp.	72,651	4,399,744
Retail Opportunity Investments Corp.	232,335	2,978,535
SITE Centers Corp.	166,974	2,446,169
		27,311,885
REIT Single Tenant–5.74%
Agree Realty Corp.	47,371	2,705,832
Essential Properties Realty Trust, Inc.	115,111	3,068,859
Four Corners Property Trust, Inc.	26,313	643,879
Realty Income Corp.	264,686	14,319,513
		20,738,083
REIT Storage–11.63%
CubeSmart	147,359	6,663,574
Extra Space Storage, Inc.	57,147	8,400,609
Iron Mountain, Inc.	135,189	10,843,510
Public Storage	55,602	16,127,916
		42,035,609
REIT Warehouse/Industry–13.95%
Plymouth Industrial REIT, Inc.	27,396	616,410
Prologis, Inc.	320,116	41,685,505
Rexford Industrial Realty, Inc.	132,589	6,669,227
Terreno Realty Corp.	21,825	1,449,180
		50,420,322
Total Common Stock (Cost $295,024,132)		355,807,631

LVIP Delaware U.S. REIT Fund–1

LVIP Delaware U.S. REIT Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.92%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	3,303,477	$3,303,477
Total Money Market Fund (Cost $3,303,477)		3,303,477

TOTAL INVESTMENTS–99.36% (Cost $298,327,609)	$359,111,108
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.64%	2,324,495
NET ASSETS APPLICABLE TO 27,403,111 SHARES OUTSTANDING–100.00%	$361,435,603

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware U.S. REIT Fund–2

LVIP Delaware U.S. REIT Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware U.S. REIT Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$355,807,631	$—	$—	$355,807,631
Money Market Fund	3,303,477	—	—	3,303,477
Total Investments	$359,111,108	$—	$—	$359,111,108
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware U.S. REIT Fund–3